Schedule of Investments (unaudited)	iShares® Global Comm Services ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
SEEK Ltd.	31,485	$459,951
Telstra Corp. Ltd.	1,025,611	2,942,170
		3,402,121
Brazil — 0.1%
Telefonica Brasil SA, ADR NVS	36,759	335,610

Canada — 2.4%
BCE Inc.	80,623	3,675,885
Rogers Communications Inc., Class B, NVS	33,130	1,511,513
TELUS Corp.	127,251	2,476,340
		7,663,738
China — 8.7%
Baidu Inc.(a)	201,250	3,432,473
Kuaishou Technology(a)(b)	173,500	1,192,492
NetEase Inc.	161,900	3,135,826
Tencent Holdings Ltd.	477,600	20,250,799
		28,011,590
Finland — 0.2%
Elisa OYJ	13,311	710,599

France — 1.4%
Orange SA	168,078	1,964,235
Publicis Groupe SA	20,904	1,677,676
Vivendi SE	71,159	653,273
		4,295,184
Germany — 2.1%
Deutsche Telekom AG, Registered	309,128	6,744,710

Italy — 0.1%
Telecom Italia SpA/Milano(a)	894,239	252,113

Japan — 7.4%
Dentsu Group Inc.	19,800	651,165
KDDI Corp.	138,400	4,274,223
Nexon Co. Ltd.	39,900	765,149
Nintendo Co. Ltd.	103,600	4,722,948
Nippon Telegraph & Telephone Corp.	5,055,000	5,981,613
SoftBank Corp.	245,400	2,622,171
SoftBank Group Corp.	89,900	4,239,648
Z Holdings Corp.	236,100	569,022
		23,825,939
Mexico — 0.6%
America Movil SAB de CV	1,843,465	2,003,181
Sitios Latinoamerica SAB de CV(a)	1,760	709
		2,003,890
Netherlands — 0.8%
Koninklijke KPN NV	281,905	1,006,394
Universal Music Group NV	67,589	1,501,475
		2,507,869
Norway — 0.2%
Telenor ASA	56,898	576,919

South Korea — 0.9%
Kakao Corp.	27,584	1,036,053
NAVER Corp.	13,195	1,847,100
		2,883,153
Spain — 1.3%
Cellnex Telecom SA(b)	52,452	2,119,259
Security	Shares	Value

Spain (continued)
Telefonica SA	510,450	$2,072,405
		4,191,664
Sweden — 0.3%
Embracer Group AB(a)(c)	73,777	184,499
Tele2 AB, Class B	48,579	401,763
Telia Co. AB	211,452	463,894
		1,050,156
Switzerland — 0.4%
Swisscom AG, Registered	2,243	1,399,948

Taiwan — 0.4%
Chunghwa Telecom Co. Ltd.	336,120	1,258,908

United Kingdom — 2.0%
Auto Trader Group PLC(b)	81,447	632,397
BT Group PLC	616,729	959,712
Informa PLC	124,755	1,151,884
Rightmove PLC	73,536	488,518
Vodafone Group PLC	2,368,711	2,233,288
WPP PLC	95,021	995,990
		6,461,789
United States — 69.3%
Activision Blizzard Inc.(a)	63,392	5,343,946
Alphabet Inc., Class A(a)	309,292	37,022,252
Alphabet Inc., Class C, NVS(a)	266,049	32,183,947
AT&T Inc.	632,843	10,093,846
Charter Communications Inc., Class A(a)(c)	9,221	3,387,519
Comcast Corp., Class A	349,920	14,539,176
Electronic Arts Inc.	23,127	2,999,572
Fox Corp., Class A, NVS	23,781	808,554
Fox Corp., Class B	12,077	385,135
Interpublic Group of Companies Inc. (The)	34,120	1,316,350
Live Nation Entertainment Inc.(a)	12,721	1,159,010
Match Group Inc.(a)	24,612	1,030,012
Meta Platforms Inc, Class A(a)	190,265	54,602,250
Netflix Inc.(a)	35,318	15,557,226
News Corp., Class A, NVS	33,670	656,565
News Corp., Class B	10,402	205,127
Omnicom Group Inc.	17,634	1,677,875
Paramount Global, Class B, NVS	44,812	712,959
Take-Two Interactive Software Inc.(a)	14,014	2,062,300
T-Mobile U.S. Inc.(a)	51,004	7,084,456
Verizon Communications Inc.	372,145	13,840,073
Walt Disney Co. (The)(a)	152,608	13,624,842
Warner Bros. Discovery Inc.(a)	195,939	2,457,075
		222,750,067
Total Common Stocks — 99.7%
(Cost: $331,190,167)		320,325,967

Preferred Stocks

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	532,771	145,417

Total Preferred Stocks — 0.0%
(Cost: $331,441)		145,417

Total Long-Term Investments — 99.7%
(Cost: $331,521,608)		320,471,384

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(d)(e)(f)	3,326,251	$3,326,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(d)(e)	820,000	820,000

Total Short-Term Securities — 1.3%
(Cost: $4,147,241)		4,146,917

Total Investments — 101.0%
(Cost: $335,668,849)		324,618,301

Liabilities in Excess of Other Assets — (1.0)%		(3,238,752)
Net Assets — 100.0%		$321,379,549

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,024,044	$2,303,011	(a)	$—	$(4)	$(134)	$3,326,917	3,326,251	$1,840	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	540,000	280,000	(a)	—	—	—	820,000	820,000	9,406		—
					$(4)	$(134)	$4,146,917		$11,246		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	5	09/07/23	$80	$113
E-Mini S&P Communication Services Select Sector Index	8	09/15/23	688	11,317
Euro STOXX 50 Index	2	09/15/23	97	1,229
				$12,659

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
June 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$232,753,305	$87,572,662	$—	$320,325,967
Preferred Stocks	—	145,417	—	145,417
Short-Term Securities
Money Market Funds	4,146,917	—	—	4,146,917
	$236,900,222	$87,718,079	$—	$324,618,301
Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,317	$1,342	$—	$12,659

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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